BUSINESS COMBINATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
BUSINESS COMBINATIONS
Schedule of fair value of the assets acquired and liabilities assumed at the date of acquisition
Sales and client relationships and contracts	$1,382,076
Intellectual property	98,721
Domains	18,000
Goodwill	306,386
Total Purchase Price	$1,805,183
Sales and client relationships and contracts	$3,130,773
Intellectual property	156,539
Domains	4,600
Goodwill	736,525
Accounts payable	(89,089)
Total Purchase Price	$3,939,348
Cash	$54,868
Accounts receivable	165,285
Sales and client relationships and contracts	760,852
Intellectual property	121,700
Domains	10,152
Goodwill	369,671
Total Purchase Price	$1,482,528
Cash	$10,702
Accounts receivable	17,720
Prepaid Assets	11,910
Intangible Assets	3,941,266
Goodwill	657,953
Total Purchase Price	$4,639,551
Accounts receivable	$762,000
Prepaid Assets	55,000
Intangible Assets	619,652
Goodwill	6,103,961
Assumed Liabilities	(423,188)
Total Purchase Price	$7,117,425

Accounts receivable	$768,005
Customer contracts	183,107
License	1,726,965
Goodwill	6,517,315
Accounts payable	(532,292)
Deferred revenue	(63,100)
$8,600,000

Schedule of supplemental unaudited pro forma combined financial information
	September 30,	September 30,
	2021	2020
Revenue	$14,228,592	$7,197,210
Net Loss	$(11,773,559)	$(16,268,831)
Loss per common share, basic and diluted	$(1.78)	$(3.45)
	September 30,	September 30,
	2021	2020
Revenue	$14,636,721	$6,906,671
Net Loss	$(11,160,609)	$(9,891,967)
Loss per common share, basic and diluted	$(1.68)	$2.10)
	September 30,	September 30,
	2021	2020
Revenue	$17,925,653	$9,179,941
Net Loss	$(9,246,157)	$(9,605,446)
Loss per common share, basic and diluted	$(1.40)	$(2.04)

December 31,
2019
Revenue	$7,799,626
Net Loss	$(12,672,671)
Loss per common share, basic and diluted	$(22.15)